IFRS 7 Disclosure	12 Months Ended
Oct. 31, 2019
Text block [abstract]
IFRS 7 Disclosure

The shaded text along with the tables specifically marked with an asterisk (*) in the following sections of the MD&A represent our disclosures on credit, market and liquidity and funding risks in accordance with IFRS 7
, Financial Instruments: Disclosures
, and include discussion on how we measure our risks and the objectives, policies and methodologies for managing these risks. Therefore, these shaded text and marked tables represent an integral part of our 2019 Annual Consolidated Financial Statements.

Transactional/positional risk drivers

Credit risk

Credit risk is the risk of loss associated with an obligor’s potential inability or unwillingness to fulfill its contractual obligations on a timely basis and may arise directly from the risk of default of a primary obligor (e.g., issuer, debtor, counterparty, borrower or policyholder), indirectly from a secondary obligor (e.g., guarantor or reinsurer), through off-balance
sheet exposures, contingent credit risk and/or transactional risk. Credit risk includes counterparty credit risk arising from both trading and non-trading
activities.

We balance our risk and return by setting the following objectives for the management of credit risk:
•	Ensuring credit quality is not compromised for growth;
•	Mitigating credit risk in transactions, relationships and portfolios;
•	Using our credit risk rating and scoring systems or other approved credit risk assessment or rating methodologies, policies and tools;
•	Pricing appropriately for the credit risk taken;
•	Detecting and preventing inappropriate credit risk through effective systems and controls;
•	Applying consistent credit risk exposure measurements;
•	Ongoing credit risk monitoring and administration;
•	Transferring credit risk to third parties where appropriate through approved credit risk mitigation techniques (e.g., sale, hedging, insurance, securitization); and
•	Avoiding activities that are inconsistent with our values, Code of Conduct or policies.
The Enterprise Credit Risk Management Framework (ECRMF) describes the principles, methodologies, systems, roles and responsibilities, reports and controls that exist for managing credit risk within the enterprise. Additional supporting policies exist that are designed to provide further clarification of roles and responsibilities, acceptable practices, limits and key controls within the enterprise.
Credit risk measurement
We quantify credit risk at both the individual obligor and portfolio levels to manage expected credit losses and minimize unexpected losses in order to limit earnings volatility and ensure we are adequately capitalized.
We employ a variety of risk measurement methodologies to measure and quantify credit risk for our wholesale and retail credit portfolios. The wholesale portfolio is comprised of businesses, sovereigns, public sector entities, banks and other financial institutions, as well as certain high net worth individuals and small businesses. The retail portfolio is comprised of residential mortgages, personal loans, credit cards, and small business loans. Our credit risk rating systems are designed to assess and quantify the risk inherent in credit activities in an accurate and consistent manner. The resulting ratings and scores are then used for both client- and transaction-level risk decision-making and as key inputs for our risk measurement and capital calculations.
Measurement of economic and regulatory capital
Economic capital, which is our internal quantification of risks, is used for limit setting and internal capital adequacy and allocation of capital to Insurance. Our methodology for allocating capital to our business segments, other than Insurance, is based on regulatory requirements. For further details, refer to the Capital management section.
In measuring credit risk to determine regulatory capital, two principal approaches are available: Internal Ratings Based (IRB) Approach and Standardized Approach.
The Standardized Approach applies primarily to our Caribbean banking operations and City National and is based on risk weights prescribed by OSFI that are used to calculate risk-weighted assets (RWA) for credit risk exposure.
The IRB Approach, which applies to most of our credit risk exposures, utilizes three key parameters which form the basis of our credit risk measures for both regulatory and economic capital.
•
Probability of default (PD): An estimated percentage that represents the likelihood of default within a given time period of an obligor for a specific rating grade or for a particular pool of exposure.

•	Exposure at default (EAD): An amount expected to be owed by an obligor at the time of default.
•	Loss given default (LGD): An estimated percentage of EAD that is not expected to be recovered during the collections and recovery process.
These parameters are determined based primarily on historical experience from internal credit risk rating systems in accordance with supervisory standards.
Each credit facility is assigned an LGD rate that is largely driven by factors that impact the extent of losses anticipated in the event the obligor defaults. These factors mainly include seniority of debt, collateral and the industry sector in which the obligor operates. Estimated LGD rates draw primarily on internal loss experiences. Where we have limited internal loss data, we also refer to appropriate external data to supplement the estimation process. LGD rates are estimated to reflect conditions that might be expected to prevail in a period of an economic downturn, with additional conservatism added to reflect data limitations and statistical uncertainties identified in the estimation process.
EAD is estimated based on the current exposure to the obligor and the possible future changes in that exposure driven by factors such as the nature of the credit commitment. As with LGD, rates are estimated to reflect an economic downturn, with added conservatism to reflect data and statistical uncertainties identified in the modelling process.
Estimates of PD, LGD and EAD are updated, and then validated and back-tested by an independent validation team within the bank, on an annual basis. In addition, quarterly monitoring and back-testing is performed by the estimation team. These ratings and risk measurements are used to determine our expected losses as well as economic and regulatory capital, setting of risk limits, portfolio management and product pricing.
Financial and regulatory measurement distinctions
Expected loss models are used for both regulatory capital and accounting purposes. Under both models, expected losses are calculated as the product of PD, LGD and EAD. However, there are certain key differences under current Basel and IFRS reporting frameworks which could lead to significantly different expected loss estimates, including:
•
Basel PDs are based on
long-run
averages over an entire economic cycle. IFRS PDs are based on current conditions, adjusted for estimates of future conditions that will impact PD under probability-weighted macroeconomic scenarios.

•
Basel PDs consider the probability of default over the next 12 months. IFRS PDs consider the probability of default over the next 12 months only for instruments in stage 1. Expected credit losses for instruments in stage 2 are calculated using lifetime PDs.

•
Basel LGDs are based on severe but plausible downturn economic conditions. IFRS LGDs are based on current conditions, adjusted for estimates of future conditions that will impact LGD under probability-weighted macroeconomic scenarios.

For further details, refer to the Critical accounting policies and estimates section.
Gross credit risk exposure
Gross credit risk is categorized as i) lending-related and other credit risk or ii) trading-related credit risk; and is calculated based on the Basel III framework. Under this method, EAD for all lending-related and other credit transactions and trading-related repo-style transactions is calculated before taking into account any collateral and is inclusive of an estimate of potential future changes to that credit exposure. EAD for derivatives is calculated inclusive of collateral in accordance with regulatory guidelines.
Lending-related and other credit risk includes:
•
Loans and acceptances outstanding, undrawn commitments, and other exposures, including contingent liabilities such as letters of credit and guarantees, debt securities carried at FVOCI or amortized cost and deposits with financial institutions. Undrawn commitments represent an estimate of the contractual amount that may be drawn upon at the time of default of an obligor.

Trading-related credit risk includes:
•
Repo-style transactions, which include repurchase and reverse repurchase agreements and securities lending and borrowing transactions. For repo-style transactions, gross exposure represents the amount at which securities were initially financed, before taking collateral into account.

•	Derivative amounts which represent the credit equivalent amount, as defined by OSFI as the replacement cost plus an add-on amount for potential future credit exposure, scaled by a regulatory factor.
Credit risk assessment
Wholesale credit risk
The wholesale credit risk rating system is designed to measure the credit risk inherent in our wholesale credit activities.
Each obligor is assigned a borrower risk rating (BRR), reflecting an assessment of the credit quality of the obligor. Each BRR has a PD calibrated against it. The BRR differentiates the riskiness of obligors and represents our evaluation of the obligor’s ability and willingness to meet its contractual obligations on time over a three year time horizon. The assignment of BRRs is based on the evaluation of the obligor’s business risk and financial risk through fundamental credit analysis, as well as data-driven modelling. The determination of the PD associated with each BRR relies primarily on internal default history since 2006. PD estimates are designed to be a long-run
average of our experience across the economic cycle in accordance with regulatory guidelines.
Our rating system is designed to stratify obligors into 22 grades. The following table aligns the relative rankings of our
22-grade
internal risk ratings with the external ratings used by S&P and Moody’s.

Internal ratings map*	Table 4 2

PD Bands

Ratings	Business and Bank	Sovereign	BRR	S&P	Moody’s	Description
1	0.0000% – 0.0300%	0.0000% – 0.0155%	1+	AAA	Aaa	Investment Grade
2	0.0000% – 0.0300%	0.0156% – 0.0265%	1H	AA+	Aa1
3	0.0301% – 0.0375%	0.0266% – 0.0375%	1M	AA	Aa2
4	0.0376% – 0.0490%		1L	AA-	Aa3
5	0.0491% – 0.0650%		2+H	A+	A1
6	0.0651% – 0.0810%		2+M	A	A2
7	0.0811% – 0.1120%		2+L	A-	A3
8	0.1121% – 0.1800%		2H	BBB+	Baa1
9	0.1801% – 0.2620%		2M	BBB	Baa2
10	0.2621% – 0.3845%		2L	BBB-	Baa3
11	0.3846% – 0.6480%		2-H	BB+	Ba1	Non-investment Grade
12	0.6481% – 0.9625%		2-M	BB	Ba2
13	0.9626% – 1.4070%		2-L	BB-	Ba3
14	1.4071% – 2.1785%		3+H	B+	B1
15	2.1786% – 3.4210%		3+M	B	B2
16	3.4211% – 5.2775%		3+L	B-	B3
17	5.2776% – 7.9410%		3H	CCC+	Caa1
18	7.9411% – 11.4475%		3M	CCC	Caa2
19	11.4476% – 19.6535%		3L	CCC-	Caa3
20	19.6536% – 99.9990%		4	CC	Ca
21	100%		5	C	C	Impaired
22	100%		6	D	C
* This table represents an integral part of our 2019 Annual Consolidated Financial Statements.

Retail credit risk
Credit scoring is the primary risk rating system for assessing obligor and transaction risk for retail exposures. Scoring models use internal and external data to assess and “score” borrowers, predict future performance and manage limits for existing loans and collection activities. Credit scores are one of the factors employed in the acquisition of new clients and management of existing clients. The credit score of the borrower is used to assess the predicted credit risk for each independent acquisition or account management action, leading to an automated decision or guidance for an adjudicator. Credit scoring improves credit decision quality, adjudication timeframes and consistency in the credit decision process and facilitates risk-based pricing.
To arrive at a retail risk rating, borrower scores are categorized and associated with PDs for further grouping into risk rating categories. The following table maps PD bands to various risk levels for retail exposures:

Internal ratings map*	Table 4 3

PD bands	Description
0.000% – 1.718%	Low risk
1.719% – 6.430%	Medium risk
6.431% – 99.99%	High risk
100%	Impaired/Default
* This table represents an integral part of our 2019 Annual Consolidated Financial Statements.

Credit risk mitigation

We seek to reduce our exposure to credit risk through a variety of means, including the structuring of transactions and the use of collateral.

Structuring of transactions
Specific credit policies and procedures set out the requirements for structuring transactions. Risk mitigants include the use of guarantees, collateral, seniority, loan-to-value
requirements and covenants. Product-specific guidelines set out appropriate product structuring as well as client and guarantor criteria.

Collateral
When we advance credit, we often require obligors to pledge collateral as security. The extent of risk mitigation provided by collateral depends on the amount, type and quality of the collateral taken. Specific requirements relating to collateral valuation and management are set out in our credit risk management policies.

The types of collateral used to secure credit or trading facilities within the bank are varied. For example, our securities financing and collateralized OTC derivatives activities are primarily secured by cash and highly-rated liquid government and agency securities. Wholesale lending to business clients is often secured by pledges of the assets of the business, such as accounts receivable, inventory, operating assets and commercial real estate. In Canadian Banking and Wealth Management, collateral typically consists of a pledge over a real estate property, or a portfolio of debt securities and equities trading on a recognized exchange.

•   We employ a risk-based approach to property valuation. Property valuation methods include automated valuation models (AVM) and appraisals. An AVM is a tool that estimates the value of a property by reference to market data including sales of comparable properties and price trends specific to the Metropolitan Statistical Area in which the property being valued is located. Using a risk-based approach, we also employ appraisals which can include drive-by
or full
on-site
appraisals.

There were no significant changes regarding our risk management policies on collateral or to the quality of the collateral held during the period.
Credit risk approval

The Board, GE, GRC and other senior management committees work together to ensure the ECRMF and supporting policies, processes and procedures exist to manage credit risk and approve related credit risk limits. Reports are provided to the Board, the GRC, and senior executives to keep them informed of our risk profile, including significant credit risk issues, shifts in exposures and trending information, to ensure appropriate and timely actions can be taken where necessary. Our enterprise-wide credit risk policies set out the minimum requirements for the management of credit risk in a variety of borrower, transactional and portfolio management contexts.

Transaction approval
Credit transactions are approved in accordance with the delegated credit risk approval authorities and are subject to our credit rules policy, which outlines the minimum standards for managing credit risk at the individual client relationship and/or transaction level.

Product approval
Proposals for credit products and services are comprehensively reviewed and approved under a risk assessment framework and are subject to approval authorities which increase as the level of risk increases. New and amended products must be reviewed relative to all risk drivers, including credit risk. All existing products must be reviewed following a risk-based assessment approach on a regular basis.

Credit risk limits
•   Credit risk limits are set by the Board and take into account both regulatory constraints and internal risk management judgment. Limits are established at the following levels: single name limits (notional and economic capital), geographic (country and region) limits (notional and economic capital), industry sector limits (notional and economic capital), product and portfolio limits, and underwriting and distribution risk limits. These limits apply across businesses, portfolios, transactions and products.
•   We manage credit exposures and limits to ensure alignment with our risk appetite, to maintain our target business mix and to ensure that there is no undue concentration risk.
•   Concentration risk is defined as the risk arising from large exposures that are highly correlated such that their ability to meet contractual obligations could be similarly affected by changes in economic, political or other risk drivers.
•   Credit concentration limits are reviewed on a regular basis after taking into account business, economic, financial and regulatory environments.

Market risk

Market risk is defined to be the impact of market prices upon our financial condition. This includes potential gains or losses due to changes in market determined variables such as interest rates, credit spreads, equity prices, commodity prices, foreign exchange rates and implied volatilities
.

Market risk controls – FVTPL positions
As an element of the ERAF, the Board approves our overall market risk constraints. GRM creates and manages the control structure for FVTPL positions which ensures that business is conducted consistent with Board requirements. The Market and Trading Credit Risk function within GRM is responsible for creating and managing the controls and governance procedures that ensure that risk taken is consistent with risk appetite constraints set by the Board. These controls include limits on probabilistic measures of potential loss such as
Value-at-Risk
and Stressed
Value-at-Risk
as defined below:

Value-at-Risk
(VaR)
is a statistical measure of potential loss for a financial portfolio computed at a given level of confidence and over a defined holding period. We measure VaR at the 99th percentile confidence level for price movements over a one-day
holding period using historic simulation of the last two years of equally weighted historic market data. These calculations are updated daily with current risk positions, with the exception of certain less material positions that are not actively traded and are updated on at least a monthly basis.

Stressed
Value-at-Risk
(SVaR)
is calculated in an identical manner as VaR with the exception that it is computed using a fixed historical one-year
period of extreme volatility and its inverse rather than the most recent two-year
history. The stress period used is the interval from September 2008 through August 2009. SVaR is calculated daily for all portfolios, with the exception of certain less material positions that are not actively traded and are updated on at least a monthly basis.

VaR and SVaR are statistical estimates based on historical market data and should be interpreted with knowledge of their limitations, which include the following:
•   VaR and SVaR will not be predictive of future losses if the realized market movements differ significantly from the historical periods used to compute them.
•   VaR and SVaR project potential losses over a
one-day
holding period and do not project potential losses for risk positions held over longer time periods.
•   VaR and SVaR are measured using positions at close of business and do not include the impact of trading activity over the course of a day.

We validate our VaR and SVaR measures through a variety of means – including subjecting the models to vetting and validation by a group independent of the model developers and by back-testing the VaR against daily marked-to-market
revenue to identify and examine events in which actual outcomes in trading revenue exceed the VaR projections.

Stress Tests
– Our market risk stress testing program is used to identify and control risk due to large changes in market prices and rates. We conduct stress testing daily on positions that are marked-to-market.
The stress tests simulate both historical and hypothetical events which are severe and long term in duration. Historical scenarios are taken from actual market events and range in duration up to 90 days. Examples include the equity market crash of 1987 and the global financial crisis of 2008. Hypothetical scenarios are designed to be forward-looking at potential future market stresses, and are designed to be severe but plausible. We are constantly evaluating and refining these scenarios as market conditions change. Stress results are calculated assuming an instantaneous revaluation of our positions with no management action.

Market risk measures – FVTPL positions
VaR and SVaR
The following table presents our Market risk VaR and Market risk SVaR figures for 2019 and 2018.

Market risk VaR*	Table 5 2

	October 31, 2019				October 31, 2018
		For the year ended				For the year ended

(Millions of Canadian dollars)	As at	Average	High	Low	As at	Average	High	Low
Equity	$22	$19	$32	$11	$34	$14	$40	$6
Foreign exchange	3	4	13	2	12	4	12	2
Commodities	2	2	4	1	2	2	3	1
Interest rate (1)	13	14	19	11	15	17	30	10
Credit specific (2)	5	5	6	4	5	5	6	4
Diversification (3)	(17)	(17)	n.m	n.m.	(29)	(17)	n.m.	n.m.
Market risk VaR	$28	$27	$45	$15	$39	$25	$44	$13
Market risk Stressed VaR	$85	$106	$161	$76	$91	$79	$149	$40

*	This table represents an integral part of our 2019 Annual Consolidated Financial Statements.
(1)	General credit spread risk and funding spread risk associated with uncollateralized derivatives are included under interest rate VaR.
(2)	Credit specific risk captures issuer-specific credit spread volatility.
(3)	Market risk VaR is less than the sum of the individual risk factor VaR results due to portfolio diversification.
n.m.	not meaningful

Market risk controls – Structural Interest Rate Risk (SIRR) positions
(1)
The interest rate risk arising from traditional banking products, such as deposits and loans, is referred to as SIRR and is subject to limits and controls. SIRR measures also include related hedges as well as the interest rate risk from securities held for liquidity management. Factors contributing to SIRR include the mismatch between asset and liability repricing dates, relative changes in asset and liability rates, and other product features that could affect the expected timing of cash flows, such as options to pre-pay loans or redeem term deposits prior to contractual maturity.
The Board approves the risk appetite for SIRR, and the Asset-Liability Committee (ALCO), along with GRM, provides ongoing governance of SIRR measurement and management through risk policies, limits, operating standards and other controls. SIRR reports are reviewed regularly by GRM, ALCO, the GRC, the Risk Committee of the Board and the Board.

SIRR measurement
To monitor and control SIRR, we assess two primary metrics, Net Interest Income (NII) risk and Economic Value of Equity (EVE) risk, under a range of market shocks, scenarios, and time horizons. Market scenarios include currency-specific parallel and non-parallel
yield curve changes and interest rate volatility shocks.
In measuring NII risk, detailed structural balance sheets and income statements are dynamically simulated to determine the impact of market stress scenarios on projected NII. Assets, liabilities and off-balance
sheet positions are simulated over various time horizons. The simulations incorporate product maturities, renewals and growth along with prepayment and redemption behaviour. Product pricing and volumes are forecast based on past experience and expectations for a given market stress scenario. EVE risk captures the market value sensitivity of structural positions to changes in rates. In measuring EVE risk, deterministic (single-scenario) and stochastic (multiple-scenario) valuation techniques are applied to detailed spot position data. NII and EVE risks are measured for a range of market risk stress scenarios which include extreme but plausible changes in market rates and volatilities. These SIRR measures do not include the benefit of management actions.
Management of NII and EVE risk is complementary and supports our efforts to generate a sustainable high-quality NII stream. NII and EVE risks for specific units are measured daily, weekly or monthly depending on their materiality, complexity and hedge strategy.
A number of assumptions affecting cash flows, product
re-pricing
and the administration of rates underlie the models used to measure NII and EVE risk. The key assumptions pertain to the expected funding profile of mortgage rate commitments, fixed rate loan prepayment behaviour, term deposit redemption behaviour, and the treatment of non-maturity
deposits. All assumptions are derived empirically based on historical client behaviour and product pricing with consideration of possible forward-looking changes. All models and assumptions used to measure SIRR are subject to independent oversight by GRM.

Market risk measures – Structural Interest Rate Sensitivities
The following table shows the potential
before-tax
impact of an immediate and sustained 100 bps and 200 bps increase or decrease in interest rates on projected
12-month
NII and EVE for our structural balance sheet, assuming no subsequent hedging. Rate floors are applied within the declining rates scenarios, with floor levels set based on rate changes experienced globally. Interest rate risk measures are based upon interest rate exposures at a specific time and continuously change as a result of business activities and management actions.

(1)	SIRR positions include impact of derivatives in hedge accounting relationships and FVOCI securities used for interest rate risk management.

Market risk – SIRR measures*	Table 5 3

	2019						2018
	EVE risk			NII risk (1)
(Millions of Canadian dollars)	Canadian dollar impact	U.S. dollar impact (2)	Total	Canadian dollar impact	U.S. dollar impact (2)	Total	EVE risk	NII risk (1)
Before-tax impact of:
100 bps increase in rates	$(1,151)	$(205)	$(1,356)	$351	$128	$479	$(1,140)	$505
100 bps decrease in rates	1,027	(107)	920	(486)	(151)	(637)	755	(582)
Before-tax impact of:
200 bps increase in rates	$(2,311)	$(690)	$(3,001)	$620	$247	$867	$(2,407)	$923
200 bps decrease in rates	2,030	(86)	1,944	(1,071)	(285)	(1,356)	1,067	(1,370)

*	This table represents an integral part of our 2019 Annual Consolidated Financial Statements.
(1)	Represents the 12-month NII exposure to an instantaneous and sustained shift in interest rates.
(2)	Represents the impact on the SIRR portfolios held in our City National and U.S. banking operations.

Non-trading
foreign exchange rate risk
Foreign exchange rate risk is the potential adverse impact on earnings and economic value due to changes in foreign currency rates. Our revenue, expenses and income denominated in currencies other than the Canadian dollar are subject to fluctuations as a result of changes in the value of the average Canadian dollar relative to the average value of those currencies. Our most significant exposure is to the U.S. dollar, due to our operations in the U.S. and other activities conducted in U.S. dollars. Other significant exposures are to the British pound and the Euro, due to our activities conducted internationally in these currencies. A strengthening or weakening of the Canadian dollar compared to the U.S. dollar, British pound and the Euro could reduce or increase, as applicable, the translated value of our foreign currency denominated revenue, expenses and earnings and could have a significant effect on the results of our operations. We are also exposed to foreign exchange rate risk arising from our investments in foreign operations. For unhedged equity investments, when the Canadian dollar appreciates against other currencies, the unrealized translation losses on net foreign investments decreases our shareholders’ equity through the other components of equity and decreases the translated value of the RWA of the foreign currency-denominated asset. The reverse is true when the Canadian dollar depreciates against other currencies. Consequently, we consider these impacts in selecting an appropriate level of our investments in foreign operations to be hedged
.

Liquidity and funding risk

Liquidity and funding risk (liquidity risk) is the risk that we may be unable to generate sufficient cash or its equivalents in a timely and cost-effective manner to meet our commitments as they come due. Liquidity risk arises from mismatches in the timing and value of on-balance sheet and off-balance sheet cash flows.
Our liquidity profile is structured to ensure that we have sufficient liquidity to satisfy current and prospective commitments in both normal and stressed conditions. To achieve this goal, we operate under a comprehensive Liquidity Risk Management Framework (LRMF) and Pledging Policy. We also employ several liquidity risk mitigation strategies that include:
•   Achieving an appropriate balance between the level of exposure allowed under our risk appetite and the cost of risk mitigation;
•   Maintaining broad funding access, including preserving and promoting a reliable base of core client deposits and ongoing access to diversified wholesale funding sources;
•    A comprehensive liquidity stress testing program, contingency, recovery and resolution planning and status monitoring to ensure sufficiency of unencumbered marketable securities and demonstrated capacity to monetize specific asset classes;
•   Governance of pledging activity through limits and liquid asset buffers for potential pledging activity;
•   Timely and granular risk measurement information;
•   Transparent liquidity transfer pricing and cost allocation; and
•   Our three lines of defense governance model.

Risk control
Our liquidity risk objectives, policies and methodologies are reviewed regularly, and are updated to reflect changing market conditions and business mix. This includes aligning with local regulatory developments. We continue to maintain liquidity and funding that is appropriate for the execution of our strategy. Liquidity risk remains well within our risk appetite.
The Board annually approves the delegation of liquidity risk authorities to senior management. The Risk Committee of the Board annually approves the LRMF and the Pledging Policy and is responsible for their oversight. The Board, the Risk Committee of the Board, the GRC and the ALCO regularly review reporting on our enterprise-wide liquidity position. The GRC, the Policy Review Committee (PRC) and/or the ALCO also review liquidity documents prepared for the Board or its committees.
•	The PRC annually approves the Liquidity Risk Policy (LRP), which establishes minimum risk control elements in accordance with the Board-approved risk appetite and the LRMF.
•
The ALCO annually approves the Liquidity Contingency Plan (LCP) and provides strategic direction and oversight to Corporate Treasury, other functions, and business segments on the management of liquidity.

These policies are supported by operational, desk and product-level policies that implement risk control elements, such as parameters, methodologies, management limits and authorities that govern the measurement and management of liquidity. Stress testing is also employed to assess the robustness of the control framework and inform liquidity contingency plans.

Risk measurement

Liquidity risk is measured by applying scenario-specific assumptions against our assets and liabilities and off-balance
sheet commitments to derive expected cash flow profiles over varying time horizons. For example, government bonds generally can be quickly and easily converted to cash without significant loss of value regardless of their contractual maturity. Similarly, while relationship-based deposits contractually can be withdrawn immediately, in practice, these balances can be relatively stable sources of funding depending on several factors, such as the nature of the client and their intended use. Risk methodologies and underlying assumptions are periodically reviewed and validated to ensure their alignment with our operating environment, expected economic and market conditions, rating agency preferences, regulatory requirements and generally accepted industry practices.
To manage liquidity risk within our liquidity risk appetite, we set limits on various metrics reflecting a range of time horizons and severity of stress conditions and develop contingency, recovery and resolution plans. Our liquidity risk measurement and control activities are divided into three categories as follows:
Structural (longer-term) liquidity risk
To guide our secured and unsecured wholesale term funding activities, we employ an internal metric to manage and control the structural alignment between long-term illiquid assets and longer-term funding sourced from wholesale investors and core relationship deposits.
Tactical (shorter-term) liquidity risk
To address potential immediate cash flow risks in times of stress, we use short-term net cash flow limits to control risk of material units, subsidiaries and currencies, and perform stress testing assessments. Net cash flow positions are determined by applying internally-derived risk assumptions and parameters to known and anticipated cash flows for all material unencumbered assets, liabilities and off-balance
sheet activities. Encumbered assets are not considered a source of available liquidity. We also control tactical liquidity by adhering to enterprise-wide and unit-specific prescribed regulatory standards, such as LCR.
Contingency liquidity risk
Contingency liquidity risk planning assesses the impact of sudden stress events and our planned responses. Our LCP, maintained and administered by Corporate Treasury, has been developed to guide our potential responses to liquidity crises. Under leadership of Corporate Treasury, both enterprise and regional Liquidity Crisis Teams (LCT) meet regularly to assess our liquidity status, approve the LCP, and in times of stress provide valuable linkages to front line and risk functions to support the crisis management process. LCT’s include members from key business segments, GRM, Finance, Operations, and Communications with relevant subject matter expertise.
Funding

Funding strategy
Core funding, comprising capital, longer-term wholesale liabilities and a diversified pool of personal and, to a lesser extent, commercial and institutional deposits, is the foundation of our structural liquidity position.

We primarily use residential mortgage and credit card securitization programs as alternative sources of funding and for liquidity and asset/liability management purposes. Our total secured long-term funding includes outstanding mortgage-backed securities (MBS) sold, covered bonds that are collateralized with residential mortgages and securities backed by credit card receivables.

Long-term funding sources*	Table 5 7

	As at

(Millions of Canadian dollars)	October 31 2019	October 31 2018
Unsecured long-term funding	$94,662	$102,325
Secured long-term funding	63,853	64,843
Subordinated debentures	9,788	9,397
	$168,303	$176,565

*	This table represents an integral part of our 2019 Annual Consolidated Financial Statements.
We also raise long-term funding using Canadian Senior Notes, Canadian National Housing Act MBS, Canada Mortgage Bonds, credit card receivable-backed securities, Kangaroo Bonds (issued in the Australian domestic market by foreign firms) and Yankee Certificates of Deposit (issued in the U.S. domestic market by foreign firms).

Contractual maturities of financial liabilities and
off-balance
sheet items – undiscounted basis
The following tables provide remaining contractual maturity analysis of our financial liabilities and off-balance
sheet items. The amounts disclosed in the following table are the contractual undiscounted cash flows of all financial liabilities (e.g., par value or amount payable upon maturity). The amounts do not reconcile directly with those in our consolidated balance sheets as the table incorporates only cash flows relating to payments on maturity and do not recognize premiums, discounts or mark-to-market
adjustments recognized in the instruments’ carrying values as at the balance sheet date. Financial liabilities are based upon the earliest period in which they are required to be paid. For off-balance
sheet items, the undiscounted cash flows potentially payable under financial guarantees and commitments to extend credit are classified on the basis of the earliest date they can be called.

Contractual maturities of financial liabilities and off-balance sheet items – undiscounted basis*	Table 6 4

	As at October 31, 2019
(Millions of Canadian dollars)	On demand	Within 1 year	1 year to 2 years	2 years to 5 years	5 years and greater	Total
Financial liabilities
Deposits (1)	$406,042	$315,398	$50,218	$83,651	$30,560	$885,869
Other
Acceptances	–	18,091	–	–	–	18,091
Obligations related to securities sold short	–	35,125	–	–	–	35,125
Obligations related to assets sold under repurchase agreements and securities loaned	5,977	220,592	4	–	–	226,573
Other liabilities	617	31,794	190	640	8,512	41,753
Subordinated debentures	–	–	–	316	9,499	9,815
	412,636	621,000	50,412	84,607	48,571	1,217,226
Off-balance sheet items
Financial guarantees (2)	$16,608	$–	$–	$–	$–	$16,608
Lease commitments	–	805	719	1,619	3,032	6,175
Commitments to extend credit (2)	226,021	38,148	6	1	–	264,176
	242,629	38,953	725	1,620	3,032	286,959
Total financial liabilities and off-balance sheet items	$655,265	$659,953	$51,137	$86,227	$51,603	$1,504,185

	As at October 31, 2018
(Millions of Canadian dollars)	On demand	Within 1 year	1 year to 2 years	2 years to 5 years	5 years and greater	Total
Financial liabilities
Deposits (1), (3)	$382,847	$287,928	$52,108	$91,154	$24,240	$838,277
Other
Acceptances	–	15,657	5	–	–	15,662
Obligations related to securities sold short	–	32,222	–	–	–	32,222
Obligations related to assets sold under repurchase agreements and securities loaned	7,240	199,574	–	–	–	206,814
Other liabilities (3)	1,753	28,568	98	383	7,700	38,502
Subordinated debentures	–	103	–	318	8,710	9,131
	391,840	564,052	52,211	91,855	40,650	1,140,608
Off-balance sheet items
Financial guarantees (2)	$15,502	$–	$–	$–	$–	$15,502
Lease commitments	–	784	695	1,517	2,814	5,810
Commitments to extend credit (2)	224,058	38,528	2	29	–	262,617
	239,560	39,312	697	1,546	2,814	283,929
Total financial liabilities and off-balance sheet items	$631,400	$603,364	$52,908	$93,401	$43,464	$1,424,537

*	This table represents an integral part of our 2019 Annual Consolidated Financial Statements.
(1)	A major portion of relationship-based deposits are repayable on demand or at short notice on a contractual basis while, in practice, these customer balances form a core base for our operations and liquidity needs, as explained in the preceding Deposit and funding profile.
(2)	We believe that it is highly unlikely that all or substantially all of these guarantees and commitments will be drawn or settled within one year, and contracts may expire without being drawn or settled. The management of the liquidity risk associated with potential extensions of funds is outlined in the preceding Risk measurement section.
(3)
Commencing Q4 2019, the accrued interest payable recorded on certain deposits carried at FVTPL previously presented in deposits is presented in other liabilities. Amounts have been reclassified to conform with this presentation.